As filed with the Securities and Exchange Commission on February 5, 1996


                                                      Registration Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 33
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 34


                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              600 Montgomery Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 1-800-572-3863
              (Registrant's Telephone Number, Including Area Code)

                                  JACK G. LEVIN
                              600 Montgomery Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:


                        immediately upon filing pursuant to Rule 485(b)
                  ---
                   X    on March 1, 1996 pursuant to Rule 485(b)
                  ---
                        60 days after filing pursuant to Rule 485(a)(1)
                  ---
                        75 days after filing pursuant to Rule 485(a)(2)
                  ---
                        on                   pursuant to Rule 485(a)
                  ----


         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1995 was filed on August 28, 1995.

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104
                                 (415) 772-6000

          Total number of pages      . Exhibit Index appears at      .

                              THE MONTGOMERY FUNDS

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

This post-effective amendment to the registration statement of the Registrant contains the following documents*:

         Facing Sheet

         Contents of Post-Effective Amendment


         Cross-Reference  Sheet  for  Class P shares  of  Montgomery  Small  Cap
                    Opportunities Fund (formerly, Montgomery Small Cap II Fund) and Montgomery International Small Cap Fund

         Part A  -  Prospectus  for Class  P  Shares  of   Montgomery  Small Cap
                    Opportunities Fund (formerly, Montgomery Small Cap II Fund) and Montgomery International Small Cap Fund


         Part C  -  Other Information

         Signature Page

         Exhibit
--------
** This Amendment does not relate to the following documents: prospectuses and statement of additional information for the Class R shares, Class P shares and Class L shares for Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund (except for the above), Montgomery Micro Cap Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund (except for the above), Montgomery International Growth Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery Short Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Advisors Emerging Markets Fund; prospectus and statement of additional information for Montgomery Technology Fund.

                              THE MONTGOMERY FUNDS

                              CROSS REFERENCE SHEET

                                    FORM N-1A


                   PART A: INFORMATION REQUIRED IN PROSPECTUS
                 (FOR COMBINED PROSPECTUS FOR CLASS P SHARES OF
                   MONTGOMERY SMALL CAP OPPORTUNITIES FUND AND
                    MONTGOMERY INTERNATIONAL SMALL CAP FUND)



                                   LOCATION IN THE
N-1A                               REGISTRATION STATEMENT
ITEM NO. ITEM                      BY HEADING
-------- ----                      -----------------------
1.       Cover Page                Cover Page

2.       Synopsis                  "Montgomery Funds"
                                   "Fees and Expenses of the Funds"

3.       Condensed Financial       "Financial Highlights"

4.       General Description       Cover Page, "Montgomery Funds"
         of Registrant             "The Funds' Investment Objectives and
                                   Policies,"  "Portfolio Securities," "Other
                                   Investment Practices," "Risk Considerations" and "General Information"

5.       Management of             "The Funds' Investment Objectives and
         the Fund                  Policies," "Management of the Funds" and
                                   "How to Invest in the Funds"

5A.      Management's Discussion   Not Applicable (contained in the Funds'
         of Fund Performance       Annual Report)

6.       Capital Stock and         "Montgomery Funds,"
         Other Securities          "Dividends and Distributions,"
                                   "Taxation" and "General Information"

7.       Purchase of Securities    "How to Invest in the Funds,"
         Being Offered             "How Net Asset Value is Determined,"
                                   "General Information" and
                                   "Backup Withholding Instructions"

8.       Redemption or             "How to Redeem an Investment in the Funds"
         Repurchase                and "General Information"

9.       Pending Legal             Not Applicable
         Proceedings

      ---------------------------------------------------------------------

                                     PART A


                               COMBINED PROSPECTUS
                             (For Class P Shares of
                   Montgomery Small Cap Opportunities Fund and
                    Montgomery International Small Cap Fund)
      ---------------------------------------------------------------------

THE MONTGOMERY FUNDS
600 Montgomery Street
San Francisco, California 94111
(800) 572-FUND

PROSPECTUS
March 1, 1996


The following two mutual funds (individually, a "Fund" and, collectively, the "Funds") are offered in this Prospectus:

            o  Montgomery Small Cap Opportunities Fund
            o  A Montgomery International Small Cap Fund

Each Fund's shares offered in this Prospectus (the Class P shares) are sold at net asset value with no sales load, no commissions and no redemption or exchange fees. The Class P shares are subject to a Rule 12b-1 distribution fee as described in this Prospectus. In general, the minimum initial investment in each Fund is $500, and subsequent investments must be at least $100. The Manager or the Distributor, in either's discretion, may waive these minimums. See "How to Invest in the Funds."

Each Fund is a separate series of The Montgomery Funds, an open-end management investment company, and managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. As is the case for all mutual funds, attainment of each Fund's investment objective cannot be assured.

Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated February 9, 1996, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling
(800) 572-FUND.

The Internet address for The Montgomery Funds is http://www.xperts.montgomery.com/1.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
------------------------------


      The Montgomery Funds                                                     3

      Fees and Expenses of the Funds                                           4

      Financial Highlights                                                     6

      The Funds' Investment Objectives and Policies                            7

      Portfolio Securities                                                     8

      Other Investment Practices                                              10

      Risk Considerations                                                     13

      Management of the Funds                                                 14

      How To Invest in the Funds                                              17

      How To Redeem an Investment in the Funds                                20

      Exchange Privileges and Restrictions                                    22

      Brokers and Other Intermediaries                                        22

      How Net Asset Value is Determined                                       23

      Dividends and Distributions                                             23

      Taxation                                                                23

      General Information                                                     24

      Backup Withholding Instructions                                         25

                              THE MONTGOMERY FUNDS

The Funds' investment objectives are summarized below. See "The Funds' Investment Objectives and Policies" beginning on page 7, "Portfolio Securities" beginning on page 8, "Other Investment Practices" beginning on page 10 and "Risk Considerations" beginning on page 13 for more detailed information.

MONTGOMERY SMALL CAP OPPORTUNITIES FUND
Seeks capital appreciation by investing primarily in equity securities, usually common stocks, of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion.

MONTGOMERY INTERNATIONAL SMALL CAP FUND
Seeks capital appreciation by investing primarily in equity securities of companies outside the U.S. having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price.

The Funds offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.

                         FEES AND EXPENSES OF THE FUNDS


SHAREHOLDER TRANSACTION EXPENSES

An investor would pay the following charges when buying or redeeming shares of a
Fund:


   Maximum Sales Load          Maximum Sales Load
  Imposed on Purchases   Imposed on Reinvested Dividends   Deferred Sales Load   Redemption Fees+    Exchange Fees
------------------------------------------------------------------------------------------------------------------
           NONE                        None                      None                  None                None
------------------------------------------------------------------------------------------------------------------




ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):


THE EQUITY FUNDS

                               Montgomery Small Cap Opportunities Fund   Montgomery International Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------------

Management Fee*                                1.20%                                    1.25%
---------------------------------------------------------------------------------------------------------------------------------
12b-1 Fee                                      0.25%                                    0.25%
---------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                 0.30%                                    0.65%
(after reimbursement)*
---------------------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses*                 1.75%                                    2.15%
---------------------------------------------------------------------------------------------------------------------------------


The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis), individual long-term investors in the Class P shares of a Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.


+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. THE MONTGOMERY FUNDS RESERVE THE RIGHT UPON 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS TO IMPOSE A REDEMPTION FEE OF UP TO 1.00% ON SHARES REDEEMED WITHIN 90 DAYS OF PURCHASE. See "How to Redeem an Investment in the Funds."

* Expenses for the Funds are based on actual expenses and expense limitations for the fiscal year ended June 30, 1995 for another class of shares (but adjusted to include the Rule 12b-1 fee for the Class P shares) because the Class P shares were not offered that year. The Manager will reduce its fees and may absorb or reimburse a Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for a Fund or the maximum allowed by applicable state expense limitations. A Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year. Absent reduction and including the Rule 12b-1 fee for the Class P shares, actual total Fund operating expenses for the period ended June 30, 1995 (annualized) would have been as follows:
    Montgomery International Small Cap Fund, 2.75% (1.50% other expenses). Absent reduction and including the Rule 12b-1 fee for the Class P shares, actual total Fund operating expenses are estimated to be as follows:
    Montgomery Small Cap Opportunities Fund, 3.35% (1.85% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Funds."

EXAMPLE OF EXPENSES FOR THE FUNDS

Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:


              MONTGOMERY SMALL CAP      MONTGOMERY INTERNATIONAL SMALL CAP
               OPPORTUNITIES FUND                     FUND
--------------------------------------------------------------------------------
1 Year               $18                              $22
--------------------------------------------------------------------------------
3 Years              $55                              $67
--------------------------------------------------------------------------------
5 Years               NA                             $115
--------------------------------------------------------------------------------
10 Years              NA                             $248
--------------------------------------------------------------------------------


This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

                              FINANCIAL HIGHLIGHTS

                       SELECTED PER SHARE DATA AND RATIOS

The following financial information for the periods ended June 30, 1994 through June 30, 1995 was audited by Deloitte & Touche LLP, whose report, dated August 11, 1995, appears in the 1995 Annual Report of the Funds. This financial information relates to another class of shares of the Funds not subject to the Class P Rule 12b-1 fee because the Class P shares were not offered during the periods shown.


                                                            MONTGOMERY INTERNATIONAL SMALL CAP FUND
----------------------------------------------------------------------------------------------------------
                                                                                            Inception1
                                                         Year Ended June 30, 1995             through
                                                                                           June 30, 1994
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......................          $12.02                       $12.00
----------------------------------------------------------------------------------------------------------
Income From Investment Operations:
 Net investment income (loss)...........................            0.12                         0.00+
 Net realized and unrealized gain (loss) on investments.           (0.39)                        0.02
                                                                  ------                       ------
 Total from investment operations.......................           (0.27)                        0.02
----------------------------------------------------------------------------------------------------------
Distributions:
 Dividends from net investment income...................           (0.00)+                         --
 Distributions from net realized capital gains..........              --                           --
 Distributions in excess of net realized capital gains..              --                           --
                                                                      --                           --
 Total Distributions....................................           (0.00)+                         --
----------------------------------------------------------------------------------------------------------
Net asset value, end of year............................          $11.75                       $12.02
==========================================================================================================
Total Return............................................           (2.23)%                       0.17%
----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (thousands).....................      $28,516.00                   $34,555.00
Ratio of net operating expense to average net assets
   Before expense reimbursement.........................            2.50%                        2.32%(2)
   After expense reimbursement..........................            1.91%*                       1.99%(2)*
Ratio of net investment income (loss) to average net
   assets...............................................            0.95%                        0.04%(2)
Portfolio turnover rate.................................          156.13%                      123.50%
----------------------------------------------------------------------------------------------------------

* Annualized expense ratio excluding interest expense for the period or year indicated was 1.90%.
+ Amount represents less than $0.01 per share.


1  September 30, 1993         2  Annualized

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities" beginning on page 8. Specific investment practices that may be employed by the Funds are described in "Other Investment Practices" beginning on page 10. Certain risks associated with investments in the Funds are described in those sections as well as in "Risk Considerations" beginning on page 13.

THE DOMESTIC EQUITY FUND

o  MONTGOMERY SMALL CAP OPPORTUNITIES FUND

The investment objective of Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund") is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of small- capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Opportunities Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in domestic and foreign companies having total market capitalizations of $1 billion or more. During the two to three-month period following commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

This Fund seeks to identify potential growth companies at an early stage or a transitional point of the companies' developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.

This Fund invests primarily in common stock. It also may invest in other types of equity and equity derivative securities (including options on equity securities, warrants and futures contracts on equity securities). Any debt securities purchased by the Fund must be rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moody's Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc. ("Fitch") (AAA to
A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

                      is responsible for managing the Small Cap Opportunities Fund's portfolio. See "Management of the Fund."

THE INTERNATIONAL FUND

o  MONTGOMERY INTERNATIONAL SMALL CAP FUND

The investment objective of Montgomery International Small Cap Fund (the "International Small Cap Fund") is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. See "Risk Considerations."

Oscar A. Castro and John D. Boich are responsible for managing the International Small Cap Fund's portfolio. See "Management of the Funds."

PORTFOLIO SECURITIES

EQUITY SECURITIES

In seeking their respective investment objectives, the Funds emphasize investments in common stock. The Funds may also invest in other types of equity securities and equity derivative securities such as preferred stocks, convertible securities, warrants, units, rights, and options on securities and on securities indices.

DEPOSITARY RECEIPTS

The Funds may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating Fund investments, the Manager regards convertible securities as a form of equity security.

SECURITIES WARRANTS

The Funds may invest up to 5% of their net assets in warrants, including up to 2% of net assets for warrants not listed on a securities exchange. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A warrant not exercised or disposed of by its expiration date expires worthless.

PRIVATIZATIONS

The International Small Cap Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

SPECIAL SITUATIONS

The International Small Cap Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent an indirect investment in foreign markets or securities in which it is impracticable for the Fund to directly invest. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

INVESTMENT COMPANIES

Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the International Small Cap Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The International Small Cap Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.

The Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Funds bear their ratable share of that investment company's expenses, including advisory and administration fees. In accordance with applicable state regulatory provisions, the Manager has agreed to waive its own management fee with respect to the portion of the Funds' assets invested in other open-end (but not closed-end) investment companies.

DEBT SECURITIES

The International Small Cap Fund may purchase debt securities that complements its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, this Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P, Baa by Moody's or BBB by Fitch, or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. Neither event would require elimination of that security from the Fund's portfolio. However, a security downgraded below the Fund's minimum credit levels generally would be retained only if retention was determined by the Manager and subsequently by the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, the International Small Cap Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging market countries.

The percentage distribution between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of the International Small Cap Fund's assets to be invested in equity securities versus debt securities: levels and anticipated trends in inflation and interest rates; expected rates of economic growth and corporate profits growth; changes in government policy, including regulations governing industry, trade, financial markets, and foreign and domestic investment; stability, solvency and expected trends of government finances; and conditions of the balance of payments and changes in the terms of trade.

U.S. GOVERNMENT SECURITIES

The Funds may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury Bills, Notes and Bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Funds' shares. With respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

STRUCTURED NOTES AND INDEXED SECURITIES

The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent either Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk. See "Risk Considerations -- Interest Rates."

ASSET-BACKED SECURITIES

Each of the Funds may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations."

OTHER INVESTMENT PRACTICES

The Funds also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. Pursuant to a repurchase agreement, a Fund acquires a U.S. Government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by cash, letters of credit, U.S. Government Securities or other high-grade liquid debt securities ("Segregable Assets"), either placed in a segregated account or separately identified and rendered unavailable for investment. If the seller defaults on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.

BORROWING

The Funds may borrow money from banks, each in an aggregate amount not to exceed one-third of the value of the Fund's total assets, for temporary or emergency purposes, and the Funds may pledge their assets in connection with such borrowings. A Fund will not purchase any securities while any such borrowings exceed 5% of its total assets, except that the International Small Cap Fund may not purchase securities if such borrowings exceed 10% of its total assets.

REVERSE REPURCHASE AGREEMENTS

The International Small Cap Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. If the Fund fully collateralizes a reverse repurchase agreement with Segregable Assets, it does not aggregate that transaction with its bank borrowings in applying its borrowing limit. See the Statement of Additional Information for further information.

LEVERAGE

Each Fund may leverage its portfolio in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained. To the extent income derived from securities purchased with borrowed funds exceeds the interest owed, the Fund's net income will be greater than if leveraging were not used and, to the extent such income is less, the Fund's net income will be less than if leveraging were not used.

SECURITIES LENDING

The Funds may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 10% of the value of a Fund's total assets. Each securities loan is collateralized with Segregable Assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. See Statement of Additional Information for further information.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

The Funds may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days or, in the case of certain Collateralized Mortgage Obligation ("CMO") issues, 45 to 60 days later. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate Segregable Assets equal to the value of the when-issued or forward commitment securities and causes the Segregable Assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

HEDGING AND RISK MANAGEMENT PRACTICES

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, each of the Funds may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. Government and foreign government securities and currencies. The Board has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Funds. Markets in some countries currently do not have instruments available for hedging transactions relating to currencies or to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such countries. To the extent that such markets do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. See the Statement of Additional Information for further information on related risks and other special considerations.

FORWARD CURRENCY CONTRACTS. A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. A Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Funds generally do not enter into forward contracts with terms greater than one year.

A Fund generally enters into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate Segregable Assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Funds may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges. A Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow a Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Funds also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. A Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

The Small Cap Opportunities Fund may seek to enhance income or hedge against a decrease in its portfolio value by writing (i.e., selling) covered call options. A call option is "covered" if the Fund owns the optioned securities or has the right to acquire such securities without additional consideration, the Fund causes its custodian to segregate Segregable Assets having a value sufficient to meet its obligations under the option, or the Fund owns an offsetting call option.

FUTURES AND OPTIONS ON FUTURES. To protect against the effect of adverse changes in interest rates, a Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. A Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Conversely, a Fund may purchase an interest rate futures contract (i.e., enter into a futures contract to purchase an underlying security) to hedge against interest rate decreases and corresponding increases in the value of debt securities it anticipates purchasing. In addition, a Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. Each Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

HEDGING CONSIDERATIONS. There can be no assurance that hedging transactions by the Funds will be successful, and a Fund may be exposed to risk if it is unable to close out its futures or options positions due to an illiquid secondary market. Futures, options and options on futures have effective durations that, in general, are closely related to the effective duration of their underlying securities. Holding purchased futures or call option positions (backed by Segregable Assets) lengthens the effective duration of a Fund's portfolio. While the utilization of options, futures contracts and related options and similar instruments may be advantageous to a Fund, its performance will be impaired if the Manager is unsuccessful in employing such instruments or in predicting market changes. In addition, a Fund pays commissions and other costs in connection with such investments. Further discussion of the possible risks is contained in the Statement of Additional Information.

ILLIQUID SECURITIES

Neither Fund may invest more than 15% of its net assets in illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further limitations on the amount of illiquid or restricted securities a Fund may purchase.

DEFENSIVE INVESTMENTS AND PORTFOLIO TURNOVER

Notwithstanding its investment objective, each Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes a Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. For the fiscal year ended June 30, 1995, the portfolio turnover for the International Small Cap Fund was 156% (124% for 1994). The annual portfolio turnover for the Small Cap Opportunities Fund is expected to be approximately 100%. However, even when portfolio turnover exceeds 100% for a Fund that Fund does not regard portfolio turnover as a limiting factor.

INVESTMENT RESTRICTIONS

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by the Trust's Board. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then-current financial positions and needs. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Small Cap Opportunities Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

RISK CONSIDERATIONS

SMALL COMPANIES

The Funds emphasize investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

FOREIGN SECURITIES

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds. The Funds have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. The International Small Cap Fund may invest in securities of companies domiciled in, and in the markets of, so-called "emerging market countries." These investments may be subject to higher risks than investments in more developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Funds in other countries are generally greater than in the U.S. Foreign markets, have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Funds may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which one of the Funds may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

LOWER QUALITY DEBT

The International Small Cap Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, the International Small Cap Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high- risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

INTEREST RATES

The market value of debt securities that are sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting a Fund's yield. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates.

Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. If interest rates rise by 1%, the value of securities having an effective duration of three years will decrease by 3%. See "The Funds' Investment Objectives and Policies."

MANAGEMENT OF THE FUNDS

The Montgomery Funds (the "Trust") has a Board of Trustees that establishes the Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with each Fund.

Montgomery Asset Management, L.P., is the Funds' Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Funds. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Funds' Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of
Montgomery Securities in its discretion and consistent with applicable regulations.

Founded in 1969, Montgomery Securities is a fully integrated and highly focused investment banking partnership specializing in emerging growth companies. The firm's areas of expertise include research, corporate finance, sales and trading, and venture capital. Its research department is one of the largest, most experienced groups headquartered outside the East Coast.

Through its corporate finance department, Montgomery Securities is a well recognized underwriter of public offerings and provides broad distribution of securities through its sales and trading organization.

PORTFOLIO MANAGERS

MONTGOMERY SMALL CAP OPPORTUNITIES FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MONTGOMERY INTERNATIONAL SMALL CAP FUND

Oscar A. Castro is a Managing Director and Portfolio Manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International.

John D. Boich is a Managing Director and Portfolio Manager. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.

MANAGEMENT FEES AND OTHER EXPENSES

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each Fund. The Manager also compensates the members of the Trust's Boards of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that Fund, according to the following table.

The management fees for the Funds are higher than for most mutual funds.

                                         Average Daily Net Assets    Annual Rate
--------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund     First $200 million          1.20%
                                            Next $300 million           1.10%
                                            Over $500 million           1.00%
--------------------------------------------------------------------------------
Montgomery International Small Cap Fund     First $250 million          1.25%
                                            Over $250 million           1.00%
--------------------------------------------------------------------------------

The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, the Funds pay the Administrator a monthly fee at the following annual rates: seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million).

Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class P shares of each Fund have approved, and each Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, each Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of Class P shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for their consideration in connection with their deliberations as to the continuance of the Plan. In their review of the Plan, the Board of Trustees are asked to take into consideration expenses incurred in connection with the separate distribution of the Class P shares.

The Class P shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan was terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class P shares is designed to permit an investor to purchase Class P shares through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate those persons on an ongoing basis in connection with the sale of the Class P shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trusts, including a majority of the Trustees who are not "interested persons" of the Trusts (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class P shares.

All distribution fees paid by the Funds under the Plan will be paid in accordance with Article III, Section 26 of the Rules of Fair Practice of the NASD, as such Section may change from time to time.

For certain Funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or the following percentages of each Fund's average net assets: the Small Cap Opportunities Fund, one and seventy-five one-hundredths of one percent (1.75%); the International Small Cap Fund, two and fifteen one-hundredths of one percent (2.15%). The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following two years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay in order to increase the return to that Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers and other intermediaries that distribute a Fund's shares as well as other service providers of shareholder and administrative services. In addition, the Manager, out of its own funds, may sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Manager also may consider sale of a Fund's shares as a factor in selecting broker-dealers for that Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Funds. The Funds will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board, Montgomery Securities will obtain a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").

HOW TO INVEST IN THE FUNDS

The Funds' shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by Montgomery Securities, the Funds' Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, or Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 P.M., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after 4:00 p.m., New York time, will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in each Fund is $500 (including IRAs) and $100 for subsequent investments. Keogh plans, 401(k) plans and other retirement plans may also be opened for $500, although the Funds do not act as custodians for those accounts. The Manager or the Distributor, in its discretion, may waive these minimums. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Complete information regarding your account must be included in all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain further information from their own banks about wire transfers and any fees that may be imposed. The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.

INITIAL INVESTMENTS

Minimum Initial Investment (including IRAs):         $500

Mail your completed application and any checks to:
      The Montgomery Funds
      c/o DST Systems, Inc.
      P.O. Box 419073
      Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
INITIAL INVESTMENTS BY CHECK
--------------------------------------------------------------------------------

             O   Complete the Account Application.

             O Tell us in which Funds you want to invest and make your check payable to THE MONTGOMERY FUNDS.

             O We do not accept third party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

             O   A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
INITIAL INVESTMENTS BY WIRE
--------------------------------------------------------------------------------

             O Notify the Transfer Agent at (800) 572-3863 that you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase.

             O   Request  your  bank  to transmit  immediately  available  funds
                 by  wire  for  purchase   of   shares  i n  your  name  to  the
                 following:

                      Investors Fiduciary Trust Company
                      ABA #101003621
                      For: DST Systems, Inc.
                      Account #7526601
                      Attention: The Montgomery Funds
                      For Credit to: (shareholder(s) name)
                      Shareholder Account Number: shareholder(s) account number) Name of Fund: (Montgomery Fund name)

             O   Your bank may charge a fee for any wire transfers.

--------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS

Minimum Subsequent Investment (including IRAs):     $100

Mail any checks and investment instructions to:
               The Montgomery Funds
               c/o DST Systems, Inc.
               P.O. Box 419073
               Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS BY CHECK
--------------------------------------------------------------------------------

             O  Make your check payable to The Montgomery Funds.

             O  Enclose an investment stub from your confirmation statement.

             O If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

             O We do not accept third party checks or cash investments. Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

             O  A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS BY WIRE
--------------------------------------------------------------------------------

             O You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

--------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS BY TELEPHONE
--------------------------------------------------------------------------------

            O   Shareholders  are  automatically   eligible  to  make  telephone
                purchases by calling the Transfer Agent at (800) 572-3863 before the Fund cutoff time.

            O The maximum telephone purchase is an amount up to five times your account value on the previous day.

            O Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request.

            O   Shares for IRAs are not eligible for telephone purchases.

            O You should do one of the following to ensure payment is received in time:


                     O Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.


                     O Send a check by overnight or 2nd day courier service. Address courier packages to THE MONTGOMERY FUNDS, C/O DST SYSTEMS, INC., 1004 BALTIMORE ST., KANSAS CITY, MO 64105.


                     O   Instruct  your  bank  to wire  funds  to  the  Transfer
                         Agent's affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."

--------------------------------------------------------------------------------

AUTOMATIC ACCOUNT BUILDER

Under the Automatic Account Builder plan, a shareholder may arrange to make additional purchases (minimum $100) of shares automatically on a monthly or quarterly basis by electronic funds transfer from a checking or savings account, if the bank at which the account is maintained is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may terminate the program at any time with seven business days' notice by delivering a written instruction to the Transfer Agent. The Account Application contains the requirements for this program. An initial investment in check form of at least $500 must be submitted to the Transfer Agent to initiate this program.

TELEPHONE TRANSACTIONS

You agree to reimburse the Funds for any expenses or losses that they may incur in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Funds upon 30 days' written notice or at any time by you by written notice to the Funds. Your request will be processed upon receipt.

Write your confirmed purchase number on any check. Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Funds employ reasonable procedures in an effort to confirm the authenticity of telephone instructions, such as requiring the caller to give a special authorization number. Provided these procedures are followed, the Funds and the Transfer Agent shall not be responsible for any loss, expense or cost arising out of any telephone instruction.

RETIREMENT PLANS

Shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. None of the Funds or the Manager administers retirement account plans. Certain of the Funds are available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.

SHARE CERTIFICATES

Share certificates will not be issued by the Funds. All shares are held in non-certificated form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUNDS

The Funds will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below. SHAREHOLDERS SHOULD NOTE THAT THE FUNDS RESERVE THE RIGHT UPON 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS TO IMPOSE A REDEMPTION FEE OF UP TO 1.00% ON SHARES REDEEMED WITHIN 90 DAYS OF PURCHASE.


--------------------------------------------------------------------------------
REDEEMING BY WRITTEN INSTRUCTION
--------------------------------------------------------------------------------

                           O Write a letter indicating your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

                           O Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent if you need more information.

                           O If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.

                           O  Mail your instructions to:
                                     The Montgomery Funds
                                     c/o DST Systems, Inc.
                                     P.O. Box 419073
                                     Kansas City, MO  64141

--------------------------------------------------------------------------------
REDEEMING BY TELEPHONE
--------------------------------------------------------------------------------

                           O Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

                           O If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

--------------------------------------------------------------------------------

By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. Telephone redemption privileges will be suspended for 30 days after any address change. All redemption requests during this period must be submitted in writing with the signature guaranteed. The Funds may change, modify or terminate these privileges at any time upon 60 days' notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may decline telephone redemption privileges after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

SYSTEMATIC WITHDRAWAL PLAN

Under a Systematic Withdrawal Plan, a shareholder with an account value of $500 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire) of $100 or more from the shareholder's account in that Fund on a monthly or quarterly basis. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes. Dividends and distributions on shares held in a Systematic Withdrawal Plan account will be reinvested in additional shares of that Fund at net asset value.

SMALL ACCOUNTS/ANNUAL ACCOUNT MAINTENANCE FEE

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares or to impose a $20 annual account maintenance fee for any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $500. If a Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.

EXCHANGE PRIVILEGES AND RESTRICTIONS

You may exchange shares from another Fund with the same registration, taxpayer identification number and address. You should note that an exchange may result in recognition of a gain or loss for income tax purposes. See the discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."

--------------------------------------------------------------------------------
PURCHASING AND REDEEMING SHARES BY EXCHANGE
--------------------------------------------------------------------------------

       O You are automatically eligible to make telephone exchanges with your Montgomery account.

       O Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Funds' cut-off times.

       O Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

       O You may exchange for shares of a Fund only in states where that Fund's shares are qualified for sale and only for Funds offered by this prospectus.

       O You may not exchange for shares of a Fund that is not open to new shareholders unless you have an existing account with that Fund.

       O BECAUSE EXCESSIVE EXCHANGES CAN HARM A FUND'S PERFORMANCE, THE TRUST RESERVES THE RIGHT TO TERMINATE, EITHER TEMPORARILY OR PERMANENTLY, YOUR EXCHANGE PRIVILEGES IF YOU MAKE MORE THAN FOUR EXCHANGES OUT OF ANY ONE FUND DURING A TWELVE-MONTH PERIOD. THE FUND MAY ALSO REFUSE AN EXCHANGE INTO A FUND FROM WHICH YOU HAVE REDEEMED SHARES WITHIN THE PREVIOUS 90 DAYS (ACCOUNTS UNDER COMMON CONTROL AND ACCOUNTS WITH THE SAME TAXPAYER IDENTIFICATION NUMBER WILL BE COUNTED TOGETHER). A SHAREHOLDER'S EXCHANGES MAY BE RESTRICTED OR REFUSED IF A FUND RECEIVES, OR THE MANAGER ANTICIPATES, SIMULTANEOUS ORDERS AFFECTING SIGNIFICANT PORTIONS OF THAT FUND'S ASSETS AND, IN PARTICULAR, A PATTERN OF EXCHANGES COINCIDING WITH A "MARKET TIMING" STRATEGY. THE TRUST RESERVES THE RIGHT TO REFUSE EXCHANGES BY ANY PERSON OR GROUP IF, IN THE MANAGER'S JUDGMENT, A FUND WOULD BE UNABLE TO EFFECTIVELY INVEST THE MONEY IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE AND POLICIES, OR WOULD OTHERWISE BE POTENTIALLY ADVERSELY AFFECTED. ALTHOUGH THE TRUST ATTEMPTS TO PROVIDE PRIOR NOTICE TO AFFECTED SHAREHOLDERS WHEN IT IS REASONABLE TO DO SO, IT MAY IMPOSE THESE RESTRICTIONS AT ANY TIME. THE EXCHANGE LIMIT MAY BE MODIFIED FOR ACCOUNTS IN CERTAIN INSTITUTIONAL RETIREMENT PLANS TO CONFORM TO PLAN EXCHANGE LIMITS AND U.S. DEPARTMENT OF LABOR REGULATIONS (FOR THOSE LIMITS, SEE PLAN MATERIALS). THE TRUST RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGES OF FUND SHAREHOLDERS IN THE FUTURE.

--------------------------------------------------------------------------------
BROKERS AND OTHER INTERMEDIARIES

INVESTING THROUGH SECURITIES BROKERS, DEALERS AND FINANCIAL INTERMEDIARIES Investors may purchase shares of a Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

REPURCHASE ORDERS THROUGH BROKERAGE ACCOUNTS
Shareholders also may sell shares back to the Funds by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a repurchase order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

HOW NET ASSET VALUE IS DETERMINED

The net asset value of each Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of each Fund's total net assets by the total number of that Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset value may not be reflected in the Funds' calculation of net asset values unless the Manager, under supervision of the Board, determines that a particular event would materially affect a Fund's net asset value.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. Each Fund currently intends to make one or, if necessary to avoid the imposition of tax on a Fund, more distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains may also be made following each Fund's fiscal year end (June 30). The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional Class P shares of the applicable Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

TAXATION

Except for the newer Funds that intend to qualify and elect as soon as possible, each of the Funds has qualified and elected and intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If a Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. The International Small Cap Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

GENERAL INFORMATION

THE TRUST

All of the Funds are series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The Agreement and Declarations of the Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series of the Trust are separate and distinct from each other series.

This Prospectus relates only to the Class P shares of the Funds. The Funds have designated other classes of shares and may in the future designate other classes of shares for specific purposes.

SHAREHOLDER RIGHTS

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. Except as set forth herein, all classes of shares issued by a Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trust's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

PERFORMANCE INFORMATION

From time to time, the Funds may publish their total return, and, in the case of certain Funds, current yield in advertisements and communications to investors. Performance data may be quoted separately for the Class P shares as for other classes. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each Fund's income.

Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized.
See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period. The Funds' Annual Report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND.

LEGAL OPINION

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

SHAREHOLDER REPORTS AND INQUIRIES

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. A confirmation statement will be mailed to your record address each time you request a transaction except for pre-authorized automatic investment and redemption services (quarterly). All transactions are recorded on quarterly account statements which you will receive at the end of each calendar quarter. Your fourth-quarter account statement will be a year-end statement, listing all transaction activity for the entire year. Retain this statement for your tax records.

In general, shareholders who redeemed shares from a qualifying Montgomery account should expect to receive an Average Cost Statement in February of the following year. Your statement will calculate your average cost using the average cost single-category method.

Any questions should be directed to The Montgomery Funds at 800-572-FUND (800-572-3863).

BACKUP WITHHOLDING INSTRUCTIONS

Shareholders are required by law to provide the Funds with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Funds of an amount of income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                       ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Funds' official sales literature.

--------------------------------------------------------------------------------

MONTGOMERY INDIVIDUAL RETIREMENT ACCOUNT

CUSTODIAL AGREEMENT

Under Section 408(a) of the Internal Revenue Code

The Depositor whose name appears on the attached Application is establishing an individual retirement account (under Section 408(a) of the Internal Revenue
Code) to provide for his or her retirement and for the support of his or her beneficiaries after death.

The Custodian named on the attached Application has given the Depositor the Disclosure Statement required under the Income Tax Regulations under Section 408(i) of the Code.

The Depositor has deposited with the Custodian an initial contribution in cash, as set forth in the attached Application.

The Depositor and the Custodian make the following Agreement:

ARTICLE I

The Custodian may accept additional cash contributions on behalf of the Depositor for a tax year of the Depositor. The total cash contributions are limited to $2,000 for the tax year unless the contribution is a rollover contribution described in Section 402(c) of the Code (but only after December 31, 1992), 403(a)(4), 403(b)(8), 408(d)(3), or an employer contribution to a
Simplified Employee Pension plan as described in Section 408(k). Rollover contributions before January 1, 1993, include rollovers described in Section 402(a)(5), 402(a)(6), 402(a)(7), 403(a)(4), 403(b)(8), 408(d)(3), or an employer contribution  to a  Simplified  Employee  Pension  Plan as  described in Section
408(k).

ARTICLE II

The   Depositor's   interest  in  the  balance  in  the  Custodial   Account  is
nonforfeitable.

ARTICLE III

1. No part of the custodial funds may be invested life insurance contracts, nor may the assets of the Custodial Account be commingled with other property except in a common trust fund or common investment fund (within the meaning of Section 408(a)(5) of the Code).

2. No part of the custodial funds may be invested in collectibles (within the meaning of Section 408(m) of the Code) except as otherwise permitted by Section 408(m)(3) which provides an exception for certain gold and silver coins and coins issued under the laws of any state.

ARTICLE IV

1. Notwithstanding any provision of this agreement to the contrary, the distribution of the Depositor's interest in the Custodial Account shall be made in accordance with the following requirements and shall otherwise comply with Section 408(a)(6) and Proposed Regulations Section 1.40(a)(9)-2, the provisions of which are incorporated by reference.

2. Unless otherwise elected by the time distributions are required to begin to the Depositor under paragraph 3, or to the surviving spouse under paragraph 4, other than in the case of a life annuity, life expectancies shall be recalculated annually. Such election shall be irrevocable as to the Depositor and the surviving spouse and shall apply to all subsequent years. The life expectancy of a non-spouse beneficiary may not be recalculated.

3. The Depositor's entire interest in the Custodial Account must be, or begin to be distributed by the Depositor's required beginning date (April 1 following the calendar year end in which the Depositor reaches age 70 1/2). By that date, the Depositor may elect, in a manner acceptable to the Custodian, to have the balance in the Custodial Account distributed in:

        (a)  A single-sum payment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


        (b) An annuity contract that provides equal or substantially equal monthly, quarterly, or annual payments over the life of the Depositor.

        (c) An annuity contract that provides equal or substantially equal monthly, quarterly, or annual payments over the joint and last survivor lives of the Depositor and his or her designated Beneficiary.

        (d) Equal or substantially equal annual payments over a specified period that may not be longer than the Depositor's life expectancy.

        (e) Equal or substantially equal annual payments over a specified period that may not be longer than the joint life and last survivor expectancy of the Depositor and his or her designated Beneficiary.

4. If the Depositor dies before his or her entire interest is distributed to him or her, the entire remaining interest will be distributed as follows:

        (a) If the Depositor dies on or after distribution of his or her interest has begun, distribution must continue to be made in accordance with paragraph 3.

        (b) If the Depositor dies before distribution of his or her interest has begun, the entire remaining interest will, at the election of the Depositor or, if the Depositor has not so elected, at the election of the Beneficiary or Beneficiaries, either

             (i) Be distributed by the December 31 of the year containing the fifth anniversary of the Depositor's death, or

             (ii) Be distributed in equal or substantially equal payments over the life or life expectancy of the designated Beneficiary or Beneficiaries starting by December 31 of the year following the year of the Depositor's death. If, however, the Beneficiary is the Depositor's surviving spouse, then this distribution is not required to begin before December 31 of the year in which the Depositor would have turned age 70 1/2.

        (c) Except where distribution in the form of an annuity meeting the requirements of Section 408(b)(3) and its related regulations has irrevocably commenced, distributions are treated as having begun on the Depositor's required beginning date, even though payments may actually have been made before that date.

        (d) If the Depositor dies before his or her entire interest has been distributed and if the Beneficiary is other than the surviving spouse, no additional cash contributions or rollover contributions may be accepted in the account.

5. In the case of distribution over life expectancy in equal or substantially equal annual payments, to determine the minimum annual payment for each year, divide the Depositor's entire interest in the Custodial Account as of the close of business on December 31 of the preceding year by the life expectancy of the Depositor (or the joint life and last survivor expectancy of the Depositor and the Depositor's designated Beneficiary, or the life expectancy of the designated Beneficiary, whichever applies). In the case of distributions under paragraph 3, determine the initial life expectancy (or joint life and last survivor expectancy) using the attained ages of the Depositor and designated Beneficiary as of their birthdays in the year the Depositor reaches age 70 1/2. In the case of a distribution in accordance with paragraph 4(b)(ii), determine life expectancy using the attained age of the designated Beneficiary as of the Beneficiary's birthday in the year distributions are required to commence.

6. The owner of two or more individual retirement accounts may use the "alternative method" described in Notice 88-38, 1988-1 C.B. 524, to satisfy the minimum distribution requirements described above. This method permits an individual to satisfy these requirements by taking from one individual retirement account the amount required to satisfy the requirement for another.

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ARTICLE V

1. The Depositor agrees to provide the Custodian with information necessary for the Custodian to prepare any reports required under Section 408(i) of the Code and Regulations Sections 1.408-5 and 1.408-6.

2. The Custodian agrees to submit reports to the Internal Revenue Service and the Depositor prescribed by the Internal Revenue Service.

ARTICLE VI

Notwithstanding any other articles which may be added or incorporated, the provisions of Articles I through III and this sentence will be controlling. Any additional articles that are not consistent with Section 408(a) of the Code and the related regulations will be invalid.

ARTICLE VII

This Agreement will be amended from time to time to comply with the provisions of the Code and related regulations. Other amendments may be made with the consent of the Depositor and the Custodian.

ARTICLE VIII

DEFINITIONS AND OTHER

PARAGRAPH 8.1 - DEFINITIONS.    The  following  definitions shall apply to terms
used in this Agreement:

a. "Application" shall mean the IRA Application submitted by the Depositor to the Custodian.

b. "Code" shall mean the Internal Revenue Code of 1986, as amended, including any regulations, procedures, rulings, or notices issued thereunder.

c.      "Company" shall mean The Montgomery Funds.

d. "Custodial Account" shall mean the custodial account established under this Agreement.

e. "Custodian" shall mean Investors Fiduciary Trust Company and any successor custodian.

f.      "Depositor"   shall  mean  the  individual   establishing  this  IRA  by
        completing and signing the Application.

PARAGRAPH 8.2 - INVESTMENT OF CONTRIBUTIONS. Contributions shall be invested in shares of available series of the Company in accordance with the Depositor's written instructions in the Application, and with subsequent written instructions of the Depositor (or, following the death of the Depositor, his or her beneficiary) in a form acceptable to and filed with the Custodian. By giving such instructions, the Depositor (or beneficiary where applicable) will be deemed to have acknowledged receipt of the then current prospectus for any shares in which the Depositor (or beneficiary) directs the Custodian to invest contributions. The Depositor, by making a rollover contribution, as described in
Article I, hereby certifies that the contribution meets all requirements for rollover contributions. The amount of each contribution shall be applied to the purchase of such shares at the price and in the manner in which such shares are then being publicly offered by the Company in accordance with the then current prospectus, and such shares shall be credited to the Custodial Account. All dividends and capital gain distributions received on the shares of the fund held in each Custodial Account shall be reinvested in such shares which shall be credited to such Custodial Account. If any distribution on shares of the fund may be received at the election of the shareholder in additional shares or in cash or other property, the Custodian shall elect to receive such distribution in additional shares. The Custodian shall not be liable for interest on any cash balance in the Custodial Account. All Company shares acquired by the Custodian shall be registered in the name of the Custodian or its registered nominee.

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PARAGRAPH 8.3 - VOTING WITH RESPECT TO SHARES.  The Custodian shall not vote any of the shares of a Company mutual fund held in the Custodial Account except in accordance with written instructions of the Depositor, timely received, in a form acceptable to the Custodian.

PARAGRAPH 8.4 - ALTERNATIVE DISTRIBUTION METHODS. Notwithstanding Article IV, a Depositor may elect in writing in a form acceptable to and filed with the Custodian, to have the balance in the Custodial Account distributed only in a lump sum or in substantially equal payments over a period that does not exceed the Depositor's life expectancy or the joint and last survivor life expectancy of the Depositor and his or her designated beneficiary. For this purpose, life expectancies must be determined by using applicable Internal Revenue Service tables. Such election shall be irrevocable as to the Depositor and the surviving spouse and shall apply to all subsequent years. The life expectancy of a non-spouse beneficiary may not be recalculated. To receive an annuity distribution, a Depositor may roll over a lump sum distribution to purchase an individual retirement annuity payable in equal or substantially equal payments over the Depositor's life expectancy or the joint and last survivor life expectancy of the Depositor and his or her designated beneficiary. The distribution option should be reviewed in the year the Depositor reaches age 70 1/2 to make sure the requirements of Code Section 408(a)(6) have been met. Consistent with paragraph 4.6 of Article IV, the Custodian is not obligated to make any distribution absent a specific written direction, in a form acceptable to and filed with the Custodian, from the Depositor or designated beneficiary to do so.

PARAGRAPH 8.5 - AMENDMENT AND TERMINATION. The Depositor may at any time and from time to time terminate this Agreement in whole or in part by delivering to the Custodian a signed written notice of such termination, in a form acceptable to the Custodian. The Depositor and the Custodian delegate to the Company the right to amend this Agreement (including retroactive amendments) by written notice to the Custodian and the Depositor. The Depositor shall be deemed to have consented to any such amendment, provided that (a) no amendment shall cause or permit any part of the assets of the Custodial Account to be diverted to purposes other than for the exclusive benefit of the Depositor or his or her beneficiaries; (b) any amendment which affects the rights, duties or responsibilities of the Custodian may only be made with the Custodian's consent; and (c) no amendment shall be made except in accordance with any applicable laws and regulations affecting this Agreement and the Custodial Account.

PARAGRAPH 8.6 - RESIGNATION OR REMOVAL OF CUSTODIAN. The Custodian may resign at any time upon thirty (30) days' notice in writing to the Depositor and the Company. Upon such resignation, the Company shall notify the Depositor and shall appoint a successor custodian under this Agreement. The Company at any time may remove the Custodian upon thirty (30) days' written notice to that effect in a form acceptable to and filed with the Custodian. Such notice must include designation of a successor custodian. The successor custodian shall satisfy the requirements of section 408(h) of the Code. Upon receipt by the Custodian of written acceptance of such appointment by the successor custodian, the Custodian shall transfer and pay over to such successor the assets of and records relating to the Custodial Account. The Custodian is authorized, however, to reserve such sum of money as it may deem advisable for payment of all its fees, compensation, costs and expenses, or for payment of any other liability constituting a charge on or against the assets of the Custodial Account or on or against the Custodian, and where necessary may liquidate shares in the Custodial Account for such payments. Any balance of such reserve remaining after the payment of all such items shall be paid over to the successor custodian. The Custodian shall not be liable for the acts or omissions of any successor custodian.

PARAGRAPH 8.7 - CUSTODIAN'S ANNUAL FEES. The Depositor shall be charged by the Custodian for its services under this Agreement in such amount as the Custodian shall establish from time to time. Sufficient shares may be liquidated from the Custodial Account to pay the fee. The annual fee in effect on the date of this Agreement is set forth in the Application. A different fee may be substituted at any time upon written notice to the Depositor. A Depositor who does not consent to such new fee should terminate this Agreement pursuant to paragraph 8.5 of
Article VIII within thirty (30) days of the notice of the new fee. If no such termination is made within thirty (30) days of the notice of the new fee, the Depositor will be deemed to have consented to the new fee.

PARAGRAPH 8.8 - OTHER FEES AND EXPENSES. Any income or other taxes of any kind whatsoever that may be levied or assessed upon or with respect to the Custodial Account or the income thereof, any transfer taxes incurred in connection with the investment and reinvestment of the assets of the Custodial Account, all other reasonable administrative expenses incurred by the Custodian with respect to any such taxes, or with respect to any controversies concerning the Custodial Account,

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including, but not limited to, fees for legal services rendered to the Custodian and related costs, and such reasonable compensation to the Custodian for acting in that capacity with respect to any such taxes or controversies, may, in the discretion of the Custodian, be charged against and paid from the assets of the Custodial Account. Sufficient shares may be liquidated from the Custodial Account to pay any such taxes, expenses and compensation.

PARAGRAPH 8.9 - INALIENABILITY OF ASSETS. No interest, right or claim in or to any part of the Custodial Account, nor any assets held therein or benefits provided hereunder shall be subject to alienation, assignment, garnishment, attachment, execution or levy of any kind, and any attempt to cause any such interest, right, claim, assets or benefits to be so subjected shall not be recognized, except to the extent as may be required by law.

PARAGRAPH 8.10 - EXCHANGE PRIVILEGE. With respect to any Company shares held in the Custodial Account, the Depositor (or beneficiary, where applicable) may, upon submission of written or oral instructions in a form acceptable to and filed with the Custodian, cause shares of any fund to be exchanged for shares of any other fund of the Company meeting the requirements of this Agreement, upon the terms and within the limitations imposed by the then current prospectus of the fund of the Company whose shares are acquired in the exchange. By giving such instructions, the Depositor (or beneficiary) will be deemed to have acknowledged receipt of such prospectus.

PARAGRAPH 8.11 - DESIGNATION OF BENEFICIARY. The Depositor may designate a beneficiary or change or revoke the designation of a beneficiary by written notice in a form acceptable to and filed with the Custodian, prior to the complete distribution of the balance in the Custodial Account. If the Depositor has not by the date of his or her death properly designated a beneficiary in accordance with the preceding sentence, or if no designated beneficiary survives the Depositor, the Depositor's beneficiary shall be his or her estate. If a beneficiary dies before receiving his or her entire interest in the Custodial Account, his or her remaining interest in the Custodial Account shall be paid to the beneficiary's estate.

PARAGRAPH 8.12 - RESPONSIBILITY AS TO CONTRIBUTIONS OR DISTRIBUTIONS. The Custodian will not under any circumstances be responsible for the timing, purpose or propriety of any contribution or of any distribution made hereunder, nor shall the Custodian incur any liability or responsibility for any tax imposed on account of any such contribution or distribution.

PARAGRAPH 8.13 - OTHER LIMITS ON RESPONSIBILITIES OF THE CUSTODIAN. The Custodian shall not incur any liability or responsibility in taking or omitting to take any action based on any notice, election, instruction or any written instrument believed by the Custodian to be genuine and to have been properly executed. The Custodian shall be under no duty of inquiry with respect to any such notice, election, instruction or written instrument, but in its discretion may request any tax waivers, proof of signatures or other evidence which it reasonably deems necessary for its protection. The Depositor and the successors of the Depositor including any executor or administrator of the Depositor shall, to the extent permitted by law, indemnify the Custodian and its successors and assigns against any and all claims, actions or liabilities of the Custodian to the Depositor or the successors or beneficiaries of the Depositor whatsoever (including, without limitation, all reasonable expenses incurred in defending against or settlement of such claims, actions or liabilities) which may arise in connection with this Agreement or the Custodial Account, except those due to the Custodian's own bad faith, gross negligence or willful misconduct. The Custodian shall not be under any duty to take any action not specified in this Agreement, unless the Depositor shall furnish it with instructions in proper form and such instructions shall have been specifically agreed to by the Custodian, or to defend or engage in any suit with respect hereto unless it shall have first agreed in writing to do so and shall have been fully indemnified to its satisfaction.

PARAGRAPH 8.14 - NOTICES. All written notices required or permitted to be given by the Custodian shall be deemed to have been given when sent by mail to the Depositor at the Depositor's last address of record provided to the Custodian. All written notices required or permitted to be given to the Custodian shall be deemed to have been given when received by the Custodian if mailed to the Custodian at DST Systems, Inc., P.O. Box 419073, Kansas City, MO 64141-6073 or such other address as the Custodian shall provide to the Depositor from time to time.

PARAGRAPH 8.15 - TIMING OF CONTRIBUTIONS. A contribution is deemed to have been made on the last day of the preceding taxable year if the contribution is made by the deadline for filing the Depositor's income tax return (not including extensions) and if the Depositor designates the contribution as a

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contribution  for the  preceding  taxable  year in a  manner  acceptable  to the
Custodian. However, shares shall be purchased on the day such contribution is received by the Custodian. The Custodian will not be liable or responsible for any consequences of postal delays or delays resulting from an incomplete Application or a designation made in an unacceptable form. Applications received postmarked after the deadline will be treated as a contribution for the Depositor's current tax year. Improperly completed Applications will be returned to the sender.

PARAGRAPH 8.16 - GOVERNING LAW. This Agreement and the Custodial Account shall be construed, administered and enforced according to the laws of the State of Missouri.

PARAGRAPH 8.17 - WHEN EFFECTIVE. This Agreement shall not become effective until acceptance of the Application by the Custodian at its principal offices, as evidenced by a written confirmation to the Depositor.

INTRODUCTION

The following information is provided to you in accordance with the requirements of the Code and Treasury regulations and should be reviewed in conjunction with the Individual Retirement Custodial Account Agreement (the "Custodial Agreement"), the Application for your IRA (the "Application"), and the prospectus for series of The Montgomery Funds that are allowable investments for your IRA. The provisions of the Custodial Agreement, Application and prospectus govern in any instance where the Disclosure Statement is incomplete or appears to conflict. This Disclosure Statement reflects the provisions of the Code in effect on January 1, 1993. This Disclosure Statement provides a nontechnical summary of the law. Please consult with your tax advisor for more complete information and refer to IRS Publication 590, Individual Retirement Arrangements.

I.  IRA STATUTORY REQUIREMENTS

An IRA is a trust or custodial account established for the exclusive benefit of you and your beneficiaries. Current law requires that your IRA agreement be in writing and that it meet the following requirements:

1. All contributions should be in U.S. dollars and should be drawn on U.S. banks and, for any taxable year, cannot exceed 100% of your compensation or $2,000, whichever is less, unless the contribution is a rollover contribution or an employer contribution to a simplified employee pension plan ("SEP").

2. The custodian or trustee must be a bank or other institution or person that is approved by the Internal Revenue Service to administer your IRA in accordance with current tax laws.

3. None of your IRA assets may be invested in life insurance contracts or commingled with the assets of other people except in a common trust fund or common investment fund.

4.      Your interest in your IRA account is nonforfeitable.

5. Distributions from your IRA must be in accordance with certain minimum distribution rules, which are explained in Section VII.

II.  THE RIGHT TO REVOKE

You may revoke your IRA at any time within seven (7) days of the time your Application is signed. To revoke your IRA, mail or deliver a written notice stating "I hereby elect to revoke my Montgomery Funds IRA." Sign your name exactly as it appears on your Application, include your social security number, and mail the notice to:

DST Systems, Inc.
P.O. Box 419073
Kansas City, MO 64141-6073

Your notice will be considered mailed on the date of postmark, or the date of certification or registration if it is sent by certified or registered mail.

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When the  Custodian  receives  the  proper  notice  of  revocation,  you will be entitled to a refund of your full IRA contribution, without any adjustment for expenses or market fluctuations. If your have any questions concerning your right of revocation, please call 1-800-572-FUND.

III.  ELIGIBILITY

You may make regular contributions to an IRA if you receive compensation from employment, earnings from self-employment, or alimony and you have not reached age 70 1/2 by the end of the tax year for which the contribution is made. In addition, if you are married and file a joint tax return, you may make contributions to an IRA for your spouse whether or not your spouse receives compensation. You may make a rollover contribution to an IRA if you have received an eligible rollover distribution from a qualified retirement plan or tax-sheltered annuity or an eligible distribution from another IRA and elect rollover treatment within 60 days. You may also make a trustee- to-trustee transfer from another IRA. Finally, your employer may contribute to your IRA, and if your employer sponsors a SEP, your employer can make contributions to a SEP/IRA on your behalf.

IV.     CONTRIBUTIONS

A.      REGULAR CONTRIBUTIONS

You may contribute each year up to $2,000 or 100% of your compensation, whichever is less, to your IRA. If you also establish a spousal IRA for your spouse, you may contribute up to $2,250 or 100% of your compensation, if less, which may be split between the two IRAs as you choose, provided that no more than $2,000 may be contributed to either your IRA or the spousal IRA. If your spouse has compensation in excess of $250, you and your spouse can make a larger total contribution if you each contribute to a regular IRA. If your employer contributes to your IRA, the contribution is treated as compensation paid to you, whether or not the contribution is deductible, unless the contribution is made under a SEP (see below). Compensation for these purposes means wages, salaries, professional fees, or other amounts derived from or received for personal services actually rendered. It includes earned income from self employment and alimony or separate maintenance payments includable in income. It does not include pension or annuity payments or deferred compensation.

B.      TIME FOR MAKING REGULAR CONTRIBUTIONS

You may make regular contributions to your IRA and/or your spousal IRA anytime during a year; up to and including the due date for filing your tax return for the year (without extensions). No regular contributions may be made to an IRA for the calendar year in which you reach age 70 1/2 or later years. No regular contributions to a spousal IRA may be made for years in which your spouse is age 70 1/2 or older.

C.      DEDUCTIBILITY

Regular IRA contributions are fully deductible unless you or your spouse are active participants in a tax-qualified plan of an employer. If you or your spouse are active participants in such a plan, then your allowable deduction for regular IRA contributions is reduced or eliminated if your Adjusted Gross Income ("AGI") exceeds certain levels. (If you file separately and are married but live apart from your spouse at all times during the year, you will be considered to be single when applying the following rules regarding deduction limitations.) The deductible amount is determined as follows:

1. If you (and your spouse) are not active participants in a tax-qualified plan, any contribution up to the maximum amount is deductible.

2. If you (or your spouse) are an active participant in a tax-qualified plan, and

        (a) your AGI is $25,000 or less ($40,000 for a married couple filing a joint return and $0 for a married person filing separately), any contribution up to the maximum amount is deductible;

        (b) your AGI is $35,000 or more ($50,000 for a married couple filing a joint return and $10,000 for a married person filing separately), no IRA contribution is deductible;

        (c) your AGI is between  $25,000 and $35,000  ($40,000 and $50,000 for a married couple filing a joint return and $0 to $10,000 for a married person filing separately), the deductible amount is

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        reduced.  In the case of a regular IRA, the  reduction is $0.20 for each
        $1.00 of AGI over $25,000 ($40,000 for a married couple filing a joint return and $10,000 for a married person filing separately). For a spousal IRA, the reduction is $0.225 for each $1.00 of AGI over $40,000 if filing jointly. The limit will not be reduced below $200 unless it is eliminated entirely.

To the extent that the deductibility of IRA contributions is reduced or eliminated, then nondeductible contributions may be made to your IRA. Earnings on all IRA contributions, whether or not the contributions themselves are deductible, are tax-deferred until receipt. You must designate the amount of nondeductible IRA contributions when filing your tax return for the year. If you overstate the amount of your nondeductible contributions you must pay a $100 penalty unless you can show that such overstatement was due to reasonable cause. If you fail to report nondeductible IRA contributions you will be subject to a $50 penalty unless your failure was due to reasonable cause.

D.      ROLLOVER CONTRIBUTIONS

1.      AMOUNTS ELIGIBLE FOR ROLLOVER FROM PLANS AND TAX-SHELTERED ANNUITIES

You may make a rollover contribution to your IRA of an "eligible rollover distribution" from an employer tax-qualified plan (an "employer plan") or a tax-sheltered annuity (including a 403(b)(7) account). The administrator of the employer plan or the payor of a distribution from the tax-sheltered annuity should be able to tell you what portion of your payment is an eligible rollover distribution. The following types of payments cannot be rolled over:

Non-Taxable Payments. In general, only the "taxable portion" of your payment is an eligible rollover distribution. If you have made "after-tax" employee contributions to the plan or annuity these contributions will be non-taxable when they are paid to you, and they cannot be rolled over. (After- tax employee contributions generally are contributions you made from your own pay that were already taxed.)

Payments Spread Over Long Periods. You cannot roll over a payment if it is part of a series of equal (or almost equal) payments that are made at least once a year and that will last for

o       your lifetime (or your life expectancy), or

o       your lifetime and your beneficiary's lifetime (or life expectancies), or

o       a period of ten years or more.

Required Minimum Payments. Beginning in the year you reach age 70 1/2, a certain portion of your payment cannot be rolled (or transferred) over because it is a "required minimum payment" that must be paid to you.

2.      DIRECT ROLLOVER

Generally, payment from an employer plan or a tax-sheltered annuity that is an "eligible rollover distribution," as described above, will be subject to a mandatory 20% income tax withholding. However, to avoid the 20% withholding you can choose to make a direct rollover. In a direct rollover, the eligible rollover distribution is paid directly from the plan or tax-sheltered annuity to your IRA. If you choose a direct rollover, you are not taxed on a payment until you later take it out of the IRA.

3.      ROLLOVER OF PLAN PAYMENTS PAID TO YOU

A payment to you of an eligible rollover distribution from an employer plan or tax-sheltered annuity is taxed in the year you receive it unless, within 60 days, you roll it over to an IRA (or another plan that accepts rollovers). If you do not roll it over, special tax rules may apply if any portion of the payment to you is an eligible rollover distribution, the payor is required by law to withhold 20% of that amount. This amount is sent to the IRS as income tax withholding.

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Sixty-Day Rollover Option. If you have an eligible rollover distribution paid to you, you can still decide to roll over all or part of it to an IRA (or another employer plan that accepts rollovers). If you decide to roll over, you must make the rollover within 60 days after you receive the payment. The portion of your payment that is rolled over will not be taxed until you take it out of the IRA (or the employer plan).

You can roll over up to 100% of the eligible rollover distribution, including an amount equal to the 20% that was withheld. If you choose to roll over 100%, you must find other money within the 60- day period to contribute to the IRA or the employer plan to replace the 20% that was withheld. (On the other hand, if you roll over only the 80% that you received, you will be taxed on the 20% that was withheld).

See the Special Tax Notice Regarding Plan Payments, that must be provided by the plan administrator or payor of your employer plan or tax-sheltered annuity for additional information on the rules governing rollover and taxation of plan distributions, or consult your tax advisor for more details.

You should maintain a separate IRA account for any rollovers of funds from an employer plan if you want to preserve your ability to later roll over these funds and earnings into another employer plan. Similarly you should maintain a separate account for any rollover of funds from a tax-sheltered annuity.

You can make a rollover from a tax-qualified plan of your spouse's employer if you received all or a part of your spouse's share as a result of his or her death. A spouse or former spouse who is a recipient of a distribution made under a qualified domestic relations order may roll over all or part of the distribution.

Because complex rules apply to the distribution and rollover of payments from employer plans and tax-sheltered annuities, you should seek competent tax advice whenever you contemplate receiving a distribution from a qualified plan or tax-sheltered annuity or an IRA funded by a rollover from a qualified plan or tax-sheltered annuity.

4.      ROLLOVERS FROM OTHER IRAS

You may also make a rollover contribution of amounts held in another IRA. There are no limits on the amount of rollover contributions made to an IRA from another IRA, except you may not roll over (or transfer) the required minimum amount (described in VII.D.). However, the distribution from the first IRA must be rolled over within 60 days of receipt and no more than one distribution per year from an IRA may be rolled over into another IRA.

5.      TAX-DEFERRAL ON IRA ROLLOVER OR TRUSTEE-TO-TRUSTEE TRANSFER

An effective rollover allows you to postpone paying taxes on the amount distributed from an employer plan, tax-sheltered annuity or IRA until it is withdrawn from the recipient IRA. You do not report the distribution as income and you do not take a deduction for the rollover contribution. Earnings on your rollover IRA are tax-deferred until receipt. (Similarly, a trustee-to-trustee transfer is not treated as a distribution and the amount transferred and earnings are tax deferred until receipt.)

E.      SEP CONTRIBUTIONS

If your employer has established a SEP, your employer may make contributions to your SEP/IRA. If the SEP contains a salary reduction arrangement, you may elect to reduce your salary by up to the lesser of 15% of compensation or $7,000 (indexed), and have that amount contributed to your SEP/IRA. The maximum SEP contribution, including salary reduction amounts and employer contributions, is the lesser of 15% of compensation or $30,000. SEP contributions are not included in your taxable income.

V.      EXCESS CONTRIBUTIONS

Amounts contributed to an IRA which exceed the maximum allowable contribution are treated as "excess contributions" and are subject to a nondeductible 6% penalty tax for each year in which the excess remains in the IRA. Excess contributions may be corrected and the 6% penalty tax avoided by withdrawal of the excess and any earnings thereon before the due date (including extensions) of the

--------------------------------------------------------------------------------

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federal income tax return for the tax year for which the excess contribution was made. No deduction may be taken for the excess contributions and the earnings must be included in taxable income for the year the contribution was made. The earnings withdrawn may be subject to a 10% premature distribution tax if you are underage 59 1/2. See Section VII.B.

An excess contribution may be withdrawn after the due date of the federal income tax return (including extensions) with the following consequences:

(a) If your total contribution for the tax year for which the excess contribution was made is $2,250 or less (or below the limit of your employer's SEP contribution) the excess contribution may be withdrawn without being included in income or being subject to the 10% premature distribution tax. No deduction may be taken for the excess contribution. Any earnings withdrawn will be includable in income in the year received as a distribution and will be subject to any 10% premature distribution tax that may apply.

(b) If your total contribution for the tax year the excess contribution was made exceeds $2,250 (or, if higher, the limit of your employer's SEP contribution) any excess contribution and any earnings on the excess withdrawn after the due date for the federal income tax return (including extensions), will be includable in income in the year received and will be subject to any 10% premature distribution tax that may apply. Additionally, no deduction may be taken for the excess contribution for the year in which it is made.

(c) Any excess contribution withdrawn after the due date for the tax filing (including extensions) for the year for which the contribution was made is subject to the 6% penalty tax on the amount of the excess contribution for the taxable year in which made and each tax year that it is still in your IRA at the end of the year.

You may also correct an excess contribution to your IRA by treating the excess amount as contributed to your IRA in a subsequent year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the maximum amount for that year. You may be entitled to a deduction for the amount of the excess contribution that is applied in the subsequent year.

VI.     INVESTMENT OF ACCOUNT AND FINANCIAL DISCLOSURE

The assets in your IRA will be invested in mutual fund shares of series of The Montgomery Funds in accordance with your instructions and Article VIII, paragraphs 8.2 and 8.10 of the Custodial Agreement.

Growth in the value of your IRA cannot be guaranteed or projected. However, the income and operating expenses of each allowable investment that you select for your IRA will affect the value of its shares and, therefore, the value of your IRA. The Montgomery Funds prospectus for such shares contains information regarding current income and expenses of each of these investments. Reasonable fees and other expenses of maintaining your IRA may be charged to you or your IRA. The current annual Custodian's fee is set forth in the Application. A new fee may be substituted from time to time as provided in paragraph 8.7 of the Custodial Agreement.

VII.    DISTRIBUTIONS

A.      TAXATION OF DISTRIBUTION AS ORDINARY INCOME

In general, you must include distributions from your IRA in your gross income for the year in which the distributions are received. There is a 10% additional income tax assessed against premature distributions to the extent such distributions are includable in income, as described in B. below. You may exclude from your income that portion of a distribution that constitutes a return of your properly reported nondeductible contributions. The amount of the distribution excludable from income is the portion that bears the same ratio to the total distribution that your aggregate nondeductible contributions (not distributed in prior years) bear to the balance at the end of the year (calculated after adding back distributions made during the year) of your IRA. For this purpose, all of your IRAs are treated as a single IRA, and all distributions from an IRA during a taxable year are to be treated as one distribution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, your gross income does not include any distribution from an IRA that is properly rolled over. Except as provided in D. below, you may roll over all or any part of property received in a distribution of assets, within 60 days of receipt, into another IRA or individual retirement annuity and maintain the tax-deferred status of such assets. A rollover from an IRA to another may be made once every twelve months. Also, certain qualifying distributions which were rolled over into an IRA from employer tax-qualified plans may be rolled over into another employer tax-qualified plan. (You should seek competent tax advice regarding these rollovers.)

As explained in Section V. certain distributions of excess contributions are not included in income. In addition, IRA contributions for a taxable year which do not exceed the contribution limits for such year may also be withdrawn without being included in income or being subject to a 10% premature distribution tax, as long as such contributions and earnings thereon are withdrawn prior to the due date (including extensions) of your federal income tax return for the tax year for which the contribution was made. The earnings withdrawn must be included in taxable income for the year in which the contribution was made and may be subject to the 10% premature distribution tax.

B.      TAX ON PREMATURE DISTRIBUTIONS

To the extent they are included in income, distributions from your IRA made before you reach age 59 1/2 will be subject to a 10% additional income tax (in addition to being taxable as ordinary income) unless the distribution is subject to an exception, including, a distribution made on account of your death or disability or a distribution that is one of a scheduled series of payments over your life expectancy or the joint life expectancies of you and your beneficiary.

C.      TAX ON EXCESS DISTRIBUTIONS

There is a 15% excise tax assessed against annual distributions from tax-favored retirement plans, including IRAs, which exceed the greater of $150,000 or $112,500 adjusted after 1988 to reflect cost-of-living increases. To determine whether you have distributions in excess of this limit, you must aggregate the amounts of all distributions received by you during the calendar year from all retirement plans, including IRAs. If you had account balances or accrued benefits equal to at least $562,500 as of August 1,1986, you may have a portion of the excess distributions exempted from the 15% additional tax. Please consult with you tax advisor for more complete information, including the availability of favorable elections.

D.      REQUIRED MINIMUM DISTRIBUTIONS

1.      DURING YOUR LIFE

The minimum distribution rules require that for your "70 1/2 year," and each year thereafter, you must make withdrawals from your IRA accounts that are at least equal to the "minimum distribution." Your 70 1/2 year is the calendar year that contains the date six months after your 70th birthday.

Generally, you must withdraw an amount equal to at least the minimum distribution by December 31 of each year. However, for your 70 1/2 year, you may wait to withdraw the minimum distribution until April 1 of the following year. (This means that if you wait to make your withdrawal for the 70 1/2 year until April 1 of the following year, your total withdrawal in that year must equal the minimum distributions for two years - a withdrawal by April 1 that is equal to the minimum distribution for the 70 1/2 year and a second withdrawal by December 31 that is equal to the minimum distribution for that year.) In each year thereafter, you must withdraw the minimum distribution for the year by December 31.

The amount of the minimum distribution is usually determined by dividing the account balance of your IRA, as of December 31 of the prior year, by a divisor (determined by Internal Revenue Service actuarial tables) that is based on your life expectancy or the joint life and last survivor expectancy for you and your beneficiary. See Article IV of the Custodial Agreement for a more detailed explanation of how to calculate the minimum distribution. The distributions must also satisfy the minimum distribution incidental benefit rule, which generally will require distributions over a period less than the joint and last survivor expectancy of you and your designated beneficiary unless your beneficiary is your spouse or is no more than ten years younger than you. The IRS provides tables for determining the distribution needed to satisfy incidental benefit requirements.

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                                       11

--------------------------------------------------------------------------------

The minimum distribution required must be calculated separately for each IRA you own, but the amounts so determined may be totalled and taken from any one or more of your IRAs.

You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year

You may take your distribution in:

o       a lump sum;

o equal or substantially equal payments over a specified period no longer than your life expectancy or the joint life and last survivor expectancy of you and your designated beneficiary.

Also, as described in Section VII.A., you may roll over your lump sum distribution to purchase an individual retirement annuity payable in equal or substantially equal payments over your life or the joint and last survivor lives of you and your designated beneficiary. (See Article IV and paragraph 8.4, of the Custodial Agreement and IRS Publication 590, Individual Retirement Arrangements, for a full description of permissible distribution methods.)

2.      AFTER YOUR DEATH

If you die before you reach age 70 1/2, distribution must be made to your beneficiary by December 31 of the fifth year following the year of your death unless, by December 31 of the year following your death, your beneficiary begins receiving distributions over a period not extending beyond your beneficiary's life expectancy. When your beneficiary is your spouse, however, distributions can be postponed until December 31 of the year in which you would have reached age 70 1/2, at which time your spouse must take them over a period not extending beyond his or her life expectancy. (See Article IV of the Custodial Agreement and IRS Publication 590, Individual Retirement Arrangements, for a more detailed explanation of how to calculate your minimum distribution.)

If you die after your required beginning date, the balance in the Custodial Account must continue to be paid at least as rapidly as under the method of payment being used prior to your death.

If your beneficiary is your spouse, your beneficiary can elect to treat your IRA as his or her own IRA.

The minimum distribution required must be calculated separately for each IRA, but the amounts so determined may be totalled and taken from any one or more IRAs.

A payee is subject to a 50% excise tax on the amount by which a distribution for the year falls short of the minimum distribution required.

Your beneficiary may take his or her distribution in:

o       a lump sum;

o equal or substantially equal payments over a specified period no longer than his or her life expectancy.

Also, as described in Section VII.A., a spousal beneficiary may roll over a lump sum distribution to purchase an individual retirement annuity payable in equal or substantially equal payments over his or her life expectancy. (See Article IV and paragraph 8.4, of the Custodial Agreement and IRS Publication 590, Individual Retirement Arrangements, for a full description of permissible distribution methods.)

3.      FURTHER INFORMATION.

This explanation only summarizes the minimum distribution rules. Other rules and exceptions may apply to you that are not discussed in this summary including rules which, in some cases, would prevent you from using certain options described above. You should consult your personal tax advisor or IRS Publication 590, Individual Retirement Arrangements, for more detailed information.

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                                       12

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VIII.   LOSS OF TAX-EXEMPT STATUS OF IRA

If you engage in any of the prohibited transactions listed in Section 4975 of the Code (such as any sale, exchange, or leasing of any property between you and your IRA) or if you take a loan from your IRA, your account will be disqualified and the entire balance of your account will be treated as if it had been distributed to you as of the first day of the year in which the prohibited transaction occurred. The fair market value of your IRA will be included in income in the year the prohibited transaction takes place and, if you are under age 59 1/2 at the time, you may be subject to the 10% penalty tax on premature distributions. Should you or your beneficiary pledge all or any portion of your IRA as security for a loan, the portion so pledged will be treated as if distributed to you, will be included in your income, and may be subject to the 10% premature distribution penalty during the year in which the pledge occurred.

IX.     OTHER TAX CONSIDERATIONS

A.      FEDERAL INCOME TAX WITHHOLDING

Federal income tax will be withheld on amounts distributed from your IRA unless you elect not to have withholding apply. Generally, tax will be withheld at a 10% rate. At the time of distribution from your IRA, you will be notified of your right to elect not to have withholding apply and will be provided with the appropriate election form. If your IRA distribution is to be delivered outside of the U.S., you may elect not to have withholding apply only if you certify to the Custodian that you are not a U.S. citizen residing overseas or a "tax avoidance expatriate" as described in Section 877 of the Code. (The distribution may also be subject to state withholding laws.)

B.   DISTRIBUTION NOT ELIGIBLE FOR LUMP-SUM AVERAGING OR CAPITAL GAINS TREATMENT

No distribution to you or anyone else from your account can qualify for capital gains treatment under the federal income tax laws or for the five- or ten-year averaging available with respect to certain lump sum distributions from other types of retirement plans. The distribution is taxed to the person receiving it as ordinary income.

C.      GIFT TAX

If you elect during your lifetime to have all or any part of your account payable to a beneficiary at or after your death, the election will not subject you to any gift tax liability.

D.      REPORTING FOR TAX PURPOSES

You must report deductible IRA contributions and distributions on your tax Form 1040 or 1040A for the taxable year in which the contributions or distributions were made. If you make any nondeductible contributions, you must include the amount of such nondeductible contributions and the aggregate account balance of all your IRAs as of the end of the calendar year on Form 8606. Additional reporting is required in the event that special taxes or penalties described herein are due. You must file Form 5329 with the IRS for each taxable year in which the contribution limits are exceeded, a premature distribution takes place, less than the required minimum amount is distributed from your IRA, or excess distributions are made.

X.      IRS APPROVAL & INFORMATION

This IRA has not been submitted to the IRS for approval as to form because it incorporates Form 5305-A issued by the IRS. This Disclosure Statement provides only a summary of the laws governing IRAs. You should consult your personal tax advisor or IRS Publication 590, Individual Retirement Arrangements, for more detailed information. This publication is available from your local IRS office or by calling 1-800-TAX-FORMS.

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                                       13

                               INVESTMENT MANAGER
                        Montgomery Asset Management, L.P.
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   DISTRIBUTOR
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    CUSTODIAN
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 TRANSFER AGENT
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-572-3863

                                    AUDITORS
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  LEGAL COUNSEL
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------


Item 24. Financial Statements and Exhibits
         (a)      Financial Statements:

                  (1) Portfolio Investments as of June 30, 1995; Statements of Assets and Liabilities as of June 30, 1995; Statements of Operations For the Year Ended June 30, 1995; Statement of Cash Flows for year ended June 30, 1995; Statements of Changes in Net Assets for the Year Ended June 30, 1995; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1995 for Montgomery Growth Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Fund, Montgomery Equity Income Fund, Montgomery Asset Allocation Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Short Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.


         (b)      Exhibits:

                  (1)(A) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

                  (1)(B) Amendment to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post- Effective Amendment No. 17").

                  (1)(C) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the Commission on September 13, 1995 ("Post- Effective Amendment No. 28").

                  (2)        By-Laws  are   incorporated  by  reference  to  the
                             Registration Statement.

                  (3)        Voting Trust Agreement - Not applicable.

                  (4)        Specimen Share Certificate - Not applicable.

                  (5)(A) Form of Investment Management Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Commission on July 5, 1990 ("Pre-Effective Amendment No. 1").

                  (5)(B)     Form  of   Amendment   to   Investment   Management
                             Agreement   is   incorporated   by   reference   to
                             Post-Effective Amendment No. 24 to the

                             Registration Statement as filed with the Commission on March 31, 1995 ("Post-Effective Amendment No. 24").

                  (6)(A) Form of Underwriting Agreement is incorporated by reference to Pre- Effective Amendment No. 1.

                  (6)(B) Form of Selling Group Agreement is incorporated by reference to Pre- Effective Amendment No. 1.

                  (7)        Benefit Plan(s) - Not applicable.

                  (8) Custody Agreement is incorporated by reference to Post-Effective Amendment No. 24.

                  (9)(A)     Form  of  Administrative   Services   Agreement  is
                             incorporated   by   reference   to   Post-Effective
                             Amendment No. 15.

                  (9)(B) Form of Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (9)(C) Form of Shareholder Services Plan is incorporated by reference to Post- Effective Amendment No. 28.

                  (10)       Consent  and  Opinion of Counsel as to  legality of
                             shares   is    incorporated    by    reference   to
                             Pre-Effective Amendment No. 1.

                  (11)       Consent of Independent Public Accountants.

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)       Letter  of  Understanding  re:  Initial  Shares  is
                             incorporated   by   reference   to    Pre-Effective
                             Amendment No. 1.

                  (14) Model Retirement Plan Documents are incorporated by reference to Post- Effective Amendment No. 2 to the Registration Statement as filed with the Commission on March 4, 1991 ("Post-Effective Amendment No. 2").

                  (15) Form of Share Marketing Plan is incorporated by reference to Post- Effective Amendment No. 28.

                  (16)(A)    Performance   Computation   for  Montgomery   Short
                             Government Bond Fund is incorporated by reference to Post-Effective Amendment No. 13.

                  (16)(B)    Performance  Computation for Montgomery  Government
                             Reserve  Fund  is   incorporated  by  reference  to
                             Post-Effective Amendment No. 12.

                  (16)(C) Performance Computation for Montgomery California Tax-Free Intermediate Bond Fund is incorporated by reference to Post-Effective Amendment No. 17.

                  (16)(D)    Performance  Computation  for the  other  series of
                             Registrant   is   incorporated   by   reference  to
                             Post-Effective Amendment No. 2.

                  (27)       Financial Data Schedule

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, L.P., a California limited partnership, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, Inc., a California corporation is the general partner of Montgomery Asset Management, L.P., and Montgomery Securities is its sole limited partner. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those three entities.


Item 26.  Number of Holders of Securities

                                                        Number of Record Holders
         Title of Class                                 as of December 31, 1995
         --------------                                 -----------------------

         Shares of Beneficial
         Interest, $0.01 par value

         Montgomery Small Cap Fund (Class R)                      6,357

         Montgomery Growth Fund (Class R)                        47,768

         Montgomery Emerging Markets
           Fund   (Class R)                                      46,154

         Montgomery International Small Cap Fund (Class R)        1,871

         Montgomery Global Opportunities Fund (Class R)             976

         Montgomery Global Communications Fund (Class R)         14,809

         Montgomery Equity Income Fund (Class R)                    833

         Montgomery Short Government Bond Fund (Class R)            546

         Montgomery California Tax-Free
           Intermediate Bond Fund (Class R)                         142

         Montgomery Government Reserve Fund (Class R)             5,107

         Montgomery California Tax-Free
           Money Fund (Class R)                                     665

         Montgomery Micro Cap Fund (Class R)                     11,701

         Montgomery International Growth Fund (Class R)             271

         Montgomery Advisors Emerging Markets Fund (Class R)         26

         Montgomery Select 50 Fund (Class R)                      2,454


         Montgomery Small Cap Opportunities Fund                      0
         (formerly, Montgomery Small Cap II Fund)


         Montgomery Technology Fund                                   0

Item 27.  Indemnification

                  Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.


                  Montgomery Securities, which is a broker-dealer and the principal underwriter of The Montgomery Funds, is the sole limited partner of the investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. is a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. One of these officers and directors, Mr. R. Stephen Doyle, also is a capital limited partner of Montgomery Securities, and Mr. Jack
G. Levin, Secretary of The Montgomery Funds, is a Managing Director of Montgomery Securities. R. Stephen Doyle is the Chairman and Chief Executive Officer of MAM, L.P.; Mark B. Geist is the President; John T. Story is the Managing Director of Mutual Funds and Executive Vice President; David E. Demarest is Chief Administrative Officer; Mary Jane Fross is Manager of Mutual Fund Administration and Finance; and Josephine Jimenez, Bryan L. Sudweeks, Stuart O. Roberts, John H. Brown, William C. Stevens, Roger Honour, Oscar Castro and John Boich are Managing Directors of MAM, L.P. Information about the individuals who function as officers of MAM, L.P. (namely, R. Stephen Doyle, Mark B. Geist, John T. Story, David E. Demarest, Mary Jane Fross and the eight Managing Directors) is set forth in Part B.


Item 29.  Principal Underwriter.

         (a) Montgomery Securities is the principal underwriter of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III. Montgomery Securities acts as the principal underwriter, depositor and/or investment adviser and/or trustee for The Montgomery Funds, an investment company registered under the Investment Company Act of 1940, as amended, and for the following private investment partnerships or trusts:

                           Montgomery Bridge Fund Liquidating Trust
                           Montgomery Bridge Fund II, Liquidating Trust

                           Montgomery Bridge Investments Limited
                           Montgomery Private Investments Partnership
                           Pathfinder Montgomery Fund I, L.P.
                           Montgomery Growth Partners, L.P.
                           Montgomery Growth Partners II, L.P.
                           Montgomery Capital Partners, L.P.
                           Montgomery Capital Partners II, L.P.
                           Montgomery Emerging Markets Fund Limited
                           Montgomery Emerging World Partners, L.P.


         (b) The following information is furnished with respect to the officers and general partners of Montgomery Securities:


NAME AND PRINCIPAL                       POSITION AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS*                        WITH MONTGOMERY SECURITIES     WITH REGISTRANT
------------------                       --------------------------     ----------------------
J. Richard Fredericks                    Senior Managing Director        None

Robert L. Kahan                          Senior Managing Director        None

Kent A. Logan                            Senior Managing Director        None

Jerome S. Markowitz                      Senior Managing Director        Trustee Designate

Karl L. Matthies                         Senior Managing Director        None

Joseph M. Schell                         Senior Managing Director        None

John K. Skeen                            Senior Managing Director        None

Alan L. Stein                            Senior Managing Director        None

Thomas W. Weisel                         Chairman and Chief Executive    None
                                         Officer

John A. Berg                             Managing Director               None

Howard S. Berl                           Managing Director               None

Ralph E. Blair                           Managing Director               None

Charles R. Brama                         Managing Director               None

Robert V. Cheadle                        Managing Director               None

M. Allen Chozen                          Managing Director               None

Frank J. Connelly                        Managing Director               None

Dennis Dugan                             Managing Director               None

Michael Dovey                            Managing Director               None

Frank M. Dunlevy                         Managing Director               None

William A. Falk                          Managing Director               None

R. Brandon Fradd                         Managing Director               None

Clark L. Gerhardt, Jr.                   Managing Director               None

Seth J. Gersch                           Managing Director               None

P. Joseph Grasso                         Managing Director               None

James C. Hale, III                       Managing Director               None

Wilson T. Hileman, Jr.                   Managing Director               None


                                       C-5

NAME AND PRINCIPAL                       POSITION AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS*                        WITH MONTGOMERY SECURITIES     WITH REGISTRANT
------------------                       --------------------------     ----------------------

Craig R. Johnson                         Managing Director                None

Joseph A. Jolson                         Managing Director                None

Scott Kovalik                            Managing Director                None

David Lehman                             Managing Director                None

Derek Lemke-von Ammon                    Managing Director                None

Jack G. Levin                            Managing Director             Secretary

Merrill S. Lichtenfeld                   Managing Director                None

James F. McMahon                         Managing Director                None

J. Sanford Miller                        Managing Director                None

Michael G. Mueller                       Managing Director                None

Daniel J. Murphy                         Managing Director                None

Bernard M. Notas                         Managing Director                None

Joseph J. Piazza                         Managing Director                None

Bruce G. Potter                          Managing Director                None

David B. Renderman                       Managing Director                None

Alice A. Ruth                            Managing Director                None

Richard A. Smith                         Managing Director                None

Kathleen Smythe-de Urquieta              Managing Director                None

Thomas Tashjian                          Managing Director                None

Thomas A. Thornhill, III                 Managing Director                None

David M. Traversi                        Managing Director                None

Otto V. Tschudi                          Managing Director                None

Stephan P. Vermut                        Managing Director                None

George M. Vetter, III                    Managing Director                None

James F. Wilson                          Managing Director                None

John W. Weiss                            Managing Director                None

George W. Yandell, III                   Managing Director                None

Ross Investments, Inc.                   General Partner                  None

P.J.J. Investments, Inc.                 General Partner                  None

RLK Investments, Inc.                    General Partner                  None

Logan Investments, Inc.                  General Partner                  None

SEWEL Investments, Inc.                  General Partner                  None

MMJ Investments, Inc.                    General Partner                  None

Skeen Investments, Inc.                  General Partner                  None



                                                      C-6



* The principal business address of persons and entities listed is 600 Montgomery Street, San Francisco, California 94111.

         The above list does not include limited partners or special limited partners who are not Managing Directors of Montgomery Securities.

Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),
which will be kept by the Registrant at 600 Montgomery Street, San Francisco, California 94111.

Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a)      Not applicable.


                  (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of Montgomery Advisors Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery Small Cap Opportunities Fund (formerly, Montgomery Small Cap II Fund) and Montgomery Technology Fund, which need not be certified, within four to six months from the later of the effective date of those series of the Registrant or the commencement of operations of those series.


                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on this 2nd day of February, 1996.



                                     THE MONTGOMERY FUNDS



                                     By:      R. Stephen Doyle*
                                        ----------------------------------------
                                              R. Stephen Doyle
                                              Chairman and Principal Executive
                                              Officer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



R. Stephen Doyle*                 Principal Executive           February 2, 1996
-----------------                 Officer; Principal
R. Stephen Doyle                  Financial and Accounting
                                  Officer; and Trustee


Andrew Cox *                      Trustee                       February 2, 1996
--------------------
Andrew Cox


Cecilia H. Herbert *              Trustee                       February 2, 1996
--------------------
Cecilia H. Herbert


John A. Farnsworth *              Trustee                       February 2, 1996
--------------------
John A. Farnsworth




* By:    /s/ Julie Allecta
         -------------------------------------------------
         Julie   Allecta,   Attorney-in-Fact
         pursuant  to  Power  of  Attorney previously filed.

                                Exhibit(s) Index



Exhibit No.         Document                                          Page No.
-----------         --------                                          --------

(11)                Independent Auditors' Consent                       ____